DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The following table presents the components of outstanding debt (in thousands):
	December 31, 2021	December 31, 2020
Term loan	$223,875	$190,541
Revolving credit facility	—	4,000
Delayed draw term loan	—	8,236
Notes payable	—	1,074
Total debt	223,875	203,851
Less: Unamortized debt issuance costs(1)	(6,120)	(2,293)
Debt, net	217,755	201,558
Less: Current portion of long-term debt	(2,250)	(7,967)
Long-term debt	$215,505	$193,591

(1)	Includes net debt issuance discount and other costs.

Schedule of Maturities of Long-term Debt
The scheduled maturities of our total debt are estimated as follows at December 31, 2021:
(in thousands)
2022	$ 2,250
2023	2,250
2024	2,250
2025	2,250
2026 and thereafter	214,875
Total debt	$223,875